Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2030 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2030 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2030 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2030 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2030 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2030 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	11.27%	11.32%	[1]	8.97%	9.59%	[1]	7.42%	8.37%	[1]	28.71%	18.13%	[1]	11.17%	10.89%	[1]

[1]	(a)From August 31, 2018